PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 49.7%
United States Treasury Bonds : 13.6%
37,570,000
3.000
%,
08/15/2052 $ 30,204,225
13.6
United States Treasury Floating Rate Notes : 6.9%
15,350,000
(1)
4.722
%,
10/31/2025 15,343,191
6.9
United States Treasury Notes : 29.2%
64,190,000
3.875
%,
08/15/2033 64,724,081
29.2
Total U.S. Treasury
Obligations
(Cost $106,484,211)
110,271,497
49.7
U.S. GOVERNMENT AGENCY OBLIGATIONS : 43.5%
Federal Home Loan Banks : 9.9%
22,000,000
3.625
%,
09/04/2026 21,981,380
9.9
Government National Mortgage Association : 16.6%
2,998,355
5.500
%,
02/20/2053 3,034,543
1.4
5,957,185
5.500
%,
04/20/2053 6,024,255
2.7
6,225,298
5.500
%,
05/20/2053 6,293,501
2.8
2,725,553
5.500
%,
06/20/2053 2,756,731
1.3
5,499,444
5.500
%,
09/20/2053 5,563,300
2.5
6,007,397
5.500
%,
10/20/2053 6,070,606
2.7
3,469,996
5.500
%,
02/20/2054 3,505,306
1.6
3,530,000
5.500
%,
09/20/2054 3,565,923
1.6
36,814,165
16.6
Uniform Mortgage-Backed Securities : 17.0%
13,850,000
0.375
%,
07/21/2025 13,452,852
6.1
12,358,000
0.500
%,
11/07/2025 11,892,980
5.4
5,000,000
(2)
4.010
%,
12/11/2025 4,770,393
2.1
5,086,658
5.500
%,
11/01/2052 5,148,108
2.3
1,761,666
5.500
%,
02/01/2054 1,783,052
0.8
750,000
5.500
%,
10/01/2054 758,921
0.3
37,806,306
17.0
Total U.S. Government
Agency Obligations
(Cost $95,990,358)
96,601,851
43.5
CORPORATE BONDS/NOTES : 4.5%
Basic Materials : 0.1%
200,000
(3)
Anglo American
Capital PLC, 2.625%,
09/10/2030 178,331
0.1
Communications : 0.1%
310,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 301,461
0.1
Consumer, Cyclical : 2.0%
540,000  Ford Motor Credit
Co. LLC, 5.303%,
09/06/2029 537,741
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,740,000  Toyota Motor Credit
Corp., 4.450%,
05/18/2026 $ 3,768,526
1.7
4,306,267
2.0
Consumer, Non-cyclical : 0.1%
310,000  BAT Capital Corp.,
3.462%,
09/06/2029 295,411
0.1
Energy : 0.5%
360,000  Devon Energy Corp.,
7.875%,
09/30/2031 419,892
0.2
540,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 582,917
0.3
1,002,809
0.5
Financial : 1.5%
320,000  Ares Capital Corp.,
2.875%,
06/15/2028 295,259
0.1
580,000
(1)
Barclays PLC, 5.690%,
03/12/2030 603,461
0.3
1,765,000  Golub Capital
BDC, Inc., 2.500%,
08/24/2026 1,674,755
0.7
815,000
(1)(3)
Societe Generale SA,
6.221%,
06/15/2033 841,716
0.4
3,415,191
1.5
Industrial : 0.2%
445,000  Boeing Co., 3.200%,
03/01/2029 412,057
0.2
Total Corporate Bonds/
Notes
(Cost $9,930,383)
9,911,527
4.5
Total Long-Term
Investments
(Cost $212,404,952)
216,784,875
97.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
BrandywineGLOBAL -
Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Mutual Funds : 2.1%
4,710,797
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $4,710,797) $ 4,710,797 2.1
Total Short-Term
Investments
(Cost $4,710,797)
$ 4,710,797
2.1
Total Investments in
Securities
(Cost $217,115,749) $ 221,495,672 99.8
Assets in Excess of
Other Liabilities
371,172 0.2
Net Assets $ 221,866,844 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2024.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Rate shown is the 7-day yield as of September 30, 2024.
Reference Rate Abbreviations:
USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
VY
®
BrandywineGLOBAL -
Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 110,271,497 $ — $ 110,271,497
U.S. Government Agency Obligations — 96,601,852 — 96,601,852
Corporate Bonds/Notes — 9,911,527 — 9,911,526
Short-Term Investments 4,710,797 — — 4,710,797
Total Investments, at fair value $ 4,710,797 $ 216,784,876 $ — $ 221,495,672
Other Financial Instruments+
Futures 150,615 — — 150,615
Total Assets $ 4,861,412 $ 216,784,876 $ — $ 221,646,287
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for VY
®
BrandywineGLOBAL- Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury 5-Year Note 504 12/31/24 $ 55,380,938 $ 150,615
$ 55,380,938 $ 150,615
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,529,168
Gross Unrealized Depreciation (149,245)
Net Unrealized Appreciation $ 4,379,923